Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
(11) Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $147,398 and $250,200 as of December 31, 2011 and 2010, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2011	2010

Interest-Bearing Demand	$284,870,972	$235,855,037
Savings	41,230,662	36,629,698
Time, $100,000 and Over	247,589,188	298,009,596
Other Time	332,025,539	385,670,250

	$905,716,361	$956,164,581

At December 31, 2011 and 2010, the Company had brokered deposits of $28,157,961 and $36,328,659, respectively.  Of the brokered deposits at December 31, 2011 and 2010, $28,157,961 and $31,128,659 represented Certificate of Deposits Account Registry Service (CDARS) reciprocal deposits in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company received reciprocal brokered deposits in a like amount.  Thus, brokered deposits less the reciprocal deposits totaled $0 and $5,200,000 at December 31, 2011 and 2010, respectively.  The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000, was approximately $190,876,500 and $216,656,200 as of   December 31, 2011 and 2010, respectively.

As of December 31, 2011, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2012	$428,602,577
2013	117,066,000
2014	20,552,850
2015	8,382,521
2016 and Thereafter	5,010,779

$579,614,727